TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade and other receivables

	December 31, 2022	December 31, 2021
Trade	$1,067.7	$865.3
Holdbacks	3.5	85.9
Unbilled revenue	68.1	203.6
Expected credit losses	(21.2)	(20.1)
	$1,118.1	$1,134.7